Average Annual Total Returns - FidelityFreedomBlendFunds-K6ComboPRO - FidelityFreedomBlendFunds-K6ComboPRO - Fidelity Freedom Blend 2005 Fund	May 30, 2024
Fidelity Freedom Blend 2005 Fund - Class K6 | Return Before Taxes
Average Annual Return:
Past 1 year	8.36%
Past 5 years	4.05%
Since Inception	3.15%	[1]
LB001
Average Annual Return:
Past 1 year	5.53%
Past 5 years	1.10%
Since Inception	1.22%
F0556
Average Annual Return:
Past 1 year	8.58%
Past 5 years	4.17%
Since Inception	3.27%

[1]	A From August 31, 2018 .